Interim Financial Data by Segment (Tables)	9 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue and Earnings Before Taxes, by Segment
Segment results:

	Revenues
	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Automotive Retail North America	$347.3	$321.5	$1,007.0	$948.5
Automotive Retail International	87.6	85.2	261.7	255.2
Digital Marketing	106.2	95.9	315.2	272.6
Foreign Exchange	(14.7)	(1.5)	(23.5)	(5.4)
Total	$526.4	$501.1	$1,560.4	$1,470.9

	Earnings before Income Taxes
	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Automotive Retail North America	$103.2	$100.3	$290.4	$264.7
Automotive Retail International	13.0	12.5	41.5	37.0
Digital Marketing (a)	10.9	5.6	14.9	17.7
Other (b)	(33.7)	(17.7)	(110.1)	(51.6)
Foreign Exchange	(2.4)	(0.2)	(4.1)	0.3
Total	$91.0	$100.5	$232.6	$268.1

(a) Digital Marketing includes $15.6 million of accelerated amortization during the nine months ended March 31, 2015 attributable to the Cobalt trademark.

(b) Other includes $0.6 million and $34.6 million of separation costs for the three and nine months ended March 31, 2015, respectively. The Company did not incur any separation costs during the three and nine months ended March 31, 2014.